GOODWILL AND OTHER INTANGIBLE ASSETS (10K) (Details) - Property, Plant and Equipment, Type [Domain] - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2015	Dec. 31, 2012
Other Intangible Assets [Line Items]
Goodwill, gross	$ 45,872,000	$ 45,872,000	$ 45,872,000		$ 46,188,000
Final purchase price allocation and adjustments			(316,000)
Impairment loss during year		(981,000)	0
Accumulated impairment losses	(981,000)	(981,000)
Goodwill, net	44,891,000	44,891,000	45,872,000	$ 44,891,000
Gross Carrying Amount	26,591,000	26,591,000	26,222,000
Accumulated Amortization	(11,319,000)	(11,319,000)	(6,571,000)
Total intangible assets	15,272,000	15,272,000	19,651,000
Future Amortization of Other Intangible Assets [Abstract]
2015	3,654,000	3,654,000
2016	2,185,000	2,185,000
2017	1,849,000	1,849,000
2018	1,013,000	1,013,000
2019	913,000	913,000
Thereafter	5,658,000	5,658,000
Total intangible assets	$ 15,272,000	15,272,000	19,651,000
Amortization of goodwill		$ 21,400,000
Amortization period		15 years
Common stock decreased (in hundredths)	48.00%
Forecast		5 years
Fair value discount rate (in hundredths)		18.00%
Amortization expense		$ 4,800,000	5,300,000
Trade Name [Member]
Other Intangible Assets [Line Items]
Gross Carrying Amount	$ 10,950,000	10,950,000	10,950,000
Accumulated Amortization	(1,642,000)	(1,642,000)	(913,000)
Total intangible assets	9,308,000	9,308,000	10,037,000
Future Amortization of Other Intangible Assets [Abstract]
Total intangible assets	9,308,000	9,308,000	10,037,000
Customer Relationships [Member]
Other Intangible Assets [Line Items]
Gross Carrying Amount	9,290,000	9,290,000	9,290,000
Accumulated Amortization	(6,039,000)	(6,039,000)	(3,484,000)
Total intangible assets	3,251,000	3,251,000	5,806,000
Future Amortization of Other Intangible Assets [Abstract]
Total intangible assets	3,251,000	3,251,000	5,806,000
Websites [Member]
Other Intangible Assets [Line Items]
Gross Carrying Amount	3,331,000	3,331,000	2,962,000
Accumulated Amortization	(2,211,000)	(2,211,000)	(1,386,000)
Total intangible assets	1,120,000	1,120,000	1,576,000
Future Amortization of Other Intangible Assets [Abstract]
Total intangible assets	1,120,000	1,120,000	1,576,000
Capitalized costs		437,000	173,000
Supplier Contracts [Member]
Other Intangible Assets [Line Items]
Gross Carrying Amount	1,720,000	1,720,000	1,720,000
Accumulated Amortization	(609,000)	(609,000)	(338,000)
Total intangible assets	1,111,000	1,111,000	1,382,000
Future Amortization of Other Intangible Assets [Abstract]
Total intangible assets	1,111,000	1,111,000	1,382,000
Option for Future Content [Member]
Other Intangible Assets [Line Items]
Gross Carrying Amount	900,000	900,000	900,000
Accumulated Amortization	(418,000)	(418,000)	(78,000)
Total intangible assets	482,000	482,000	822,000
Future Amortization of Other Intangible Assets [Abstract]
Total intangible assets	482,000	482,000	822,000
Leases [Member]
Other Intangible Assets [Line Items]
Gross Carrying Amount	400,000	400,000	400,000
Accumulated Amortization	(400,000)	(400,000)	(372,000)
Total intangible assets	0	0	28,000
Future Amortization of Other Intangible Assets [Abstract]
Total intangible assets	0	0	28,000
Wholesale [Member]
Other Intangible Assets [Line Items]
Goodwill, gross	43,036,000	43,036,000	43,036,000		36,772,000
Final purchase price allocation and adjustments			6,264,000
Impairment loss during year		0
Accumulated impairment losses	0	0
Goodwill, net	43,036,000	43,036,000
Direct-to-Consumer [Member]
Other Intangible Assets [Line Items]
Goodwill, gross	2,836,000	2,836,000	2,836,000		$ 9,416,000
Final purchase price allocation and adjustments			$ (6,580,000)
Impairment loss during year		(981,000)
Accumulated impairment losses	(981,000)	(981,000)
Goodwill, net	$ 1,855,000	$ 1,855,000